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           SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION OF


   MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND Dated September 27, 1999

    MORGAN STANLEY DEAN WITTER 21st CENTURY TREND FUND Dated December 6, 1999

   MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND Dated April 26, 1999

       MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND Dated May 28, 1999

       MORGAN STANLEY DEAN WITTER BALANCED INCOME FUND Dated May 28, 1999

  MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND Dated May 1, 1999

  MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES Dated February 23, 1999

    MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND, "Best Ideas Portfolio,"
                               Dated July 28, 1999

MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST Dated November 29, 1999


          MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
                             Dated November 29, 1999

   MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST Dated February 26, 1999

 MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES INC. Dated June 28, 1999

         MORGAN STANLEY DEAN WITTER EQUITY FUND Dated September 28, 1999

   MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC. Dated December 1, 1998

   MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST Dated February 26, 1999

    MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST Dated August 30, 1999

        MORGAN STANLEY DEAN WITTER FUND OF FUNDS Dated November 29, 1999

          MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
                               Dated July 28, 1999

      MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND Dated June 28, 1999

           MORGAN STANLEY DEAN WITTER GROWTH FUND Dated July 27, 1999

    MORGAN STANLEY DEAN WITTER HAWAII MUNICIPAL TRUST Dated March 30, 1999

    MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST Dated September 27, 1999

  MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC. Dated October 29, 1999

     MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND Dated November 23, 1999

         MORGAN STANLEY DEAN WITTER INFORMATION FUND Dated July 27, 1999

            MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
                             Dated October 29, 1999

            MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND Dated May 5, 1999

  MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND Dated August 30, 1999

           MORGAN STANLEY DEAN WITTER JAPAN FUND Dated August 30, 1999

    MORGAN STANLEY DEAN WITTER LATIN AMERICAN GROWTH FUND Dated June 28, 1999

  MORGAN STANLEY DEAN WITTER LIMITED TERM MUNICIPAL TRUST Dated July 30, 1999

      MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST Dated October 29, 1999

          MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
                               Dated June 30, 1999

      MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST Dated June 28, 1999

          MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
                              Dated March 30, 1999

     MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
                               Dated June 30, 1999

   MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND Dated May 1, 1999

    MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST Dated September 30, 1999

        MORGAN STANLEY DEAN WITTER NORTH AMERICAN GOVERNMENT INCOME TRUST
                               Dated June 28, 1999
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     MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND Dated February 22, 1999

          MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
                             Dated February 22, 1999

         MORGAN STANLEY DEAN WITTER REAL ESTATE FUND Dated March 1, 1999

      MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND Dated October 29, 1999

       MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND Dated June 28, 1999

     MORGAN STANLEY DEAN WITTER SHORT-TERM BOND FUND Dated August 26, 1999

 MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST Dated July 28, 1999

      MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND Dated June 28, 1999

     MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND Dated September 27, 1999

       MORGAN STANLEY DEAN WITTER STRATEGIST FUND Dated September 28, 1999

    MORGAN STANLEY DEAN WITTER TAX-EXEMPT SECURITIES TRUST Dated May 1, 1999

     MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND Dated August 4, 1999

     MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST Dated September 29, 1999

  MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST Dated May 1, 1999

         MORGAN STANLEY DEAN WITTER UTILITIES FUND Dated August 5, 1999

   MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES Dated August 27, 1999

          MORGAN STANLEY DEAN WITTER VALUE FUND Dated November 30, 1999

   MORGAN STANLEY DEAN WITTER WORLD WIDE INCOME TRUST Dated February 22, 1999

     The section of the Statement of Additional Information entitled "V. Investment Management and Other Services -- A. Investment Manager" is hereby supplemented by the addition of the following:

          The Investment Manager will pay a retention fee to Morgan Stanley Dean Witter Financial Advisors at an annual rate of 0.05% of the value of shares of the Fund sold after January 1, 2000 and held for at least one year. Shares purchased through the reinvestment of dividends will be eligible for a retention fee, provided that such dividends were earned on shares otherwise eligible for a retention fee payment. Shares owned in variable annuities, closed-end fund shares and shares held in 401(k) plans where the Transfer Agent or Dean Witter Reynolds's Retirement Plan Services is either recordkeeper or trustee are not eligible for a retention fee.

          For the first year only, the retention fee will be paid on any shares of the Fund sold after January 1, 2000 and held by shareholders on December 31, 2000.

          The retention fees are paid by the Investment Manager from its own assets, which may include profits from investment management fees payable under the Investment Management Agreement, as well as from borrowed funds.

January 3, 2000